INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The Company’s income before income taxes consists of:
	Year ended June 30,
	2016	2017	2018

PRC	$142,900	$105,331	$127,301
Non-PRC	(5,158)	(21,976)	2,341

	$137,742	$83,355	$129,642

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2016	2017	2018

Current income tax expense (benefit)
PRC	10,590	12,911	17,268
Non-PRC	4,110	(658)	6,462
	$14,700	$12,253	$23,730
Deferred income tax (benefit) expense
PRC	(196)	2,616	(1,348)
Non-PRC	(266)	(483)	(177)
	$(462)	2,133	(1,525)
	$14,238	$14,386	$22,205

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2016	2017	2018
Income before income taxes	$137,742	$83,355	$129,642

Expected income tax expense at statutory tax rate in the PRC	34,436	20,838	32,410
Effect of different tax rates in various jurisdictions	2,109	2,627	(521)
Effect of preferential tax treatment	(12,296)	(10,650)	(11,678)
Effect of non-taxable income	(4,985)	-	(284)
Effect of additional deductible research and development expenses	(4,716)	(2,385)	(4,260)
Effect of non-deductible expenses	5,569	4,608	3,046
Effect of change in tax rate	(6,613)	(4,835)	(4,801)
Change in valuation allowance	540	3,964	2,359
Tax rate differential on deferred tax items	(587)	2,056	-
Withholding tax on dividend paid by subsidiaries	1,252	(2,799)	4,784
Others	(471)	962	1,150
Total	$14,238	$14,386	$22,205

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

June 30, 2017

Deferred tax assets, current
Allowance for doubtful accounts	$9,172
Inventory provision	179
Provision for contract loss	694
Long-term assets	13
Deferred revenue	3,220
Deferred subsidies	1,654
Warranty liabilities	829
Recognition of intangible assets	(2)
Accrued payroll	998
Net operating loss carry forward	9,801
Valuation allowance	(10,160)
Total deferred tax assets, current	$16,398

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(10,071)
Recognition of intangible assets	-
PRC dividend withholding tax	(2,949)
Others	2
Total deferred tax liabilities, current	$(13,018)

Net deferred tax assets, current	$7,730
Net deferred tax liabilities, current	$(4,350)

Deferred tax assets, non-current
Long-term assets	$112
Deferred subsidies	333
Net operating loss carryforward	1,573
Warranty liabilities	332
Others	192
Total deferred tax assets, non-current	$2,542

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(2,520)
Property, plant and equipment	(38)
Intangible assets and other non-current assets	(5,552)
Total deferred tax liabilities, non-current	$(8,110)

Net deferred tax assets-non-current	$1,121
Net deferred tax liabilities-non-current	$(6,689)

June 30, 2018

Deferred tax assets
Allowance for doubtful accounts	$9,600
Costs and estimated earnings in excess of billings	(8,544)
Deferred revenue	3,562
Deferred subsidies	1,809
Warranty liabilities	882
Accrued payroll	1,029
Net operating loss carry forward	12,739
Long-term assets	296
Warranty liabilities	324
Share of net gains(loss) of equity investees	(2,038)
Inventory provision	713
Provision for contract loss	70
Recognition of intangible assets	11
Others	387
Long-term assets	-
Valuation allowance	(12,522)
Total deferred tax assets-non-current	$8,318

Deferred tax liabilities
Withholding tax on capital repayment	$(3,019)
Intangible assets and other non-current assets	(6,327)
Property, plant and equipment	(20)
Total deferred tax assets, non-current	$(9,366)